SUNAMERICA SPECIALTY SERIES

Incorporated herein by reference is the Supplement to the SunAmerica Specialty Series’ prospectus and statement of additional information filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on September 19, 2011 (SEC Accession No. 0001 104659-11-052351).